Commitments and Contingencies (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 65,186
2018 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	31,196
2019 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	15,767
2020 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	11,279
2021 [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	4,027
2022 and Thereafter [Member]
Commitments and Contingencies [Line Items]
Operating lease commitments	$ 2,917